CONTRACT LIABILITIES	6 Months Ended
Aug. 31, 2025
Contract Liabilities
CONTRACT LIABILITIES

NOTE 8 – CONTRACT LIABILITIES

Contract liabilities consist of the following:

	As of
	August 31, 2025	February 28, 2025
	$	$
Balance at beginning of the period	403,661	12,376
Additions	1,256,506	677,868
Recognized to revenue during the period	(937,354)	(286,583)
Balance at end of the period	722,813	403,661

Contract liabilities represent the payment advanced from customers.

FAST TRACK GROUP

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED AUGUST 31, 2025 AND 2024

(Stated in US Dollars)